Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 49,221	$ 173,323
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	4,079	0
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	2,846	330
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	42,546	33,718
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	(25)	135,403
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	(225)	3,872
Operating Segment
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	1,424,811	1,375,610
Operating Segment | Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	190,853	189,533
Operating Segment | Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	93,152	86,416
Operating Segment | U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	245,570	244,824
Operating Segment | Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	431,761	394,303
Operating Segment | Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	325,837	323,620
Operating Segment | Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 137,638	$ 136,914